Financing Agreements - Future Principal Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 0
2015	0
2016	0
2017	0
2018	1,000.0
Thereafter	2,524.0
Total	$ 3,524.0